Schedule of Estimated Aggregate Amortization Expense (Details) - USD ($)	Oct. 31, 2022	Jan. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 402,133	$ 431,346
2025	400,782	431,346
2026	374,216	422,632
2027	325,378	374,216
2027		325,378
2023 (remaining)	115,184
Total	$ 1,617,693	$ 1,984,979